Note 16 - Income Taxes	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of income tax [text block]
16.	INCOME TAXES

The provision for income taxes reflects an effective income tax rate, which differs from the Canadian corporate income tax rate as follows:

	201 7	2016	2015

Combined basic Canadian federal and provincial income tax rate	26.5%	26.50%	26.50%
Effective income tax taxes	$(1,659,267)	$17,025	$753,222
Increase (decrease) resulting from change in the deferred tax assets not recognized	1,302,000	424,000	(693,585)
Withholding tax	178,022	186,832	310,289
Non-deductible items	676,242	62,601	(11,204)
Change in prior year estimates	(318,975)	(502,753)	(48,433)
	$178,022	$187,705	$310,289

The tax effect of temporary differences representing deferred tax assets is as follows:

	201 7	2016
Deferred tax assets:
Loss carry forwards	$6,307,000	$5,832,000
	6,307,000	5,832,000
Deferred tax assets not recognized	(6,306,000)	(5,004,000)
Deferred tax assets recognized	1,000	828,000
Intangibles	-	(832,000)
Property and equipment	1,000	4,000
Net deferred tax assets	$-	$-

Deferred tax assets and liabilities will be impacted by changes in tax laws and rates. The effects of these changes are not
currently determinable. In assessing whether the deferred tax assets are realizable, management considers whether it is probable that some portion or all of the deferred tax assets will not
be realized. The ultimate realization of deferred tax assets is dependent upon the generation of taxable income during the years in which those temporary differences become deductible.

Management considers projected taxable income, uncertainties related to the industry in which the Company operates and tax planning strategies in making this assessment. The Company has not
recognized any benefit for these losses.

At
December 31, 2017,
the Company has non-capital losses available for carry forward for Canadian income tax purposes amounting to approximately
$21,653,000.
These losses expire in the following fiscal years:

2026	407,000
2027	895,000
2028	2,163,000
2029	2,991,000
2030	4,356,000
2031	4,646,000
2032	1,188,000
2033	806,000
2034	436,000
2035	1,000
2036	850,000
2037	2,914,000
$21,653,000

The Company also has capital losses of
$1,339,000
available and trade losses of approximately
$2,000,000
available for use in the United Kingdom.